Basis of Presentation and Summary of Significant Accounting policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended													12 Months Ended													12 Months Ended													12 Months Ended			1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 21, 2011	Feb. 15, 2011	Dec. 31, 2010 Cablevision [Member]	Dec. 31, 2009 Cablevision [Member]	Dec. 31, 2008 Cablevision [Member]	Nov. 03, 2010 Cablevision [Member]	Aug. 04, 2010 Cablevision [Member]	May 05, 2010 Cablevision [Member]	Feb. 24, 2010 Cablevision [Member]	Nov. 02, 2009 Cablevision [Member]	Jul. 29, 2009 Cablevision [Member]	May 06, 2009 Cablevision [Member]	Feb. 25, 2009 Cablevision [Member]	Nov. 05, 2008 Cablevision [Member]	Aug. 15, 2008 Cablevision [Member]	Dec. 31, 2010 Cablevision [Member] Class A Common Stock [Member]	Dec. 31, 2009 Cablevision [Member] Class A Common Stock [Member]	Dec. 31, 2008 Cablevision [Member] Class A Common Stock [Member]	Nov. 03, 2010 Cablevision [Member] Class A Common Stock [Member]	Aug. 04, 2010 Cablevision [Member] Class A Common Stock [Member]	May 05, 2010 Cablevision [Member] Class A Common Stock [Member]	Feb. 24, 2010 Cablevision [Member] Class A Common Stock [Member]	Nov. 02, 2009 Cablevision [Member] Class A Common Stock [Member]	Jul. 29, 2009 Cablevision [Member] Class A Common Stock [Member]	May 06, 2009 Cablevision [Member] Class A Common Stock [Member]	Feb. 25, 2009 Cablevision [Member] Class A Common Stock [Member]	Nov. 05, 2008 Cablevision [Member] Class A Common Stock [Member]	Aug. 15, 2008 Cablevision [Member] Class A Common Stock [Member]	Dec. 31, 2010 Cablevision [Member] Class B Common Stock [Member]	Dec. 31, 2009 Cablevision [Member] Class B Common Stock [Member]	Dec. 31, 2008 Cablevision [Member] Class B Common Stock [Member]	Nov. 03, 2010 Cablevision [Member] Class B Common Stock [Member]	Aug. 04, 2010 Cablevision [Member] Class B Common Stock [Member]	May 05, 2010 Cablevision [Member] Class B Common Stock [Member]	Feb. 24, 2010 Cablevision [Member] Class B Common Stock [Member]	Nov. 02, 2009 Cablevision [Member] Class B Common Stock [Member]	Jul. 29, 2009 Cablevision [Member] Class B Common Stock [Member]	May 06, 2009 Cablevision [Member] Class B Common Stock [Member]	Feb. 25, 2009 Cablevision [Member] Class B Common Stock [Member]	Nov. 05, 2008 Cablevision [Member] Class B Common Stock [Member]	Aug. 15, 2008 Cablevision [Member] Class B Common Stock [Member]	Dec. 31, 2010 CSC Holdings [Member]	Dec. 31, 2009 CSC Holdings [Member]	Dec. 31, 2008 CSC Holdings [Member]	Oct. 31, 2009 CSC Holdings [Member] Common stock [Member]	Nov. 10, 2009 CSC Holdings [Member] Common stock [Member]	Dec. 31, 2008 CSC Holdings [Member] Common stock [Member]
Principles of Consolidation [Abstract]
Senior notes, principal outstanding						$ 2,165,688
Senior notes with related party						753,717
Senior notes, interest rate stated percentage (in hundredths)						8.00%
Gross Versus Net Revenue Recognition [Abstract]
Franchise fees included as component of net revenue	134,730	127,716	121,540
Advertising Expenses [Abstract]
Advertising expenses	164,314	157,777	150,941
Class of stock [Line Items]
Common stock outstanding (in shares)																			247,668,143	242,258,240	231,007,266											54,354,251	54,873,351	63,265,676																12,825,631
Shares issued due to conversion from class B to class A (in shares)																			206,028	519,100	8,392,325											(206,028)	(519,100)	(8,392,325)
Shares issued for employee and non-employee director stock transactions (in shares)																			4,006,712	4,890,803	2,728,149											0	0	0
Shares issued of class A from stock option litigation settlement (in shares)																					130,500													0
Share repurchase (in shares)																			(10,825,600)													0
Common stock outstanding (in shares)																			241,055,283	247,668,143	242,258,240											54,148,223	54,354,251	54,873,351																12,825,631
Common stock, other disclosures [Abstract]
Common stock votes per share																					1													10
Conversion ratio of common stock class B to common stock class A																																		CNYG Class B shares can be converted to CNYG Class A common stock at anytime with a conversion ratio of one CNYG Class A common share for one CNYG Class B common share.
Percentage of Board of Directors Class A stockholders are entitled to elect (in hundredths)																			25.00%
Common stock, shares authorized (in shares)																																																		20,000,000
Common stock, shares issued (in shares)																																																		12,825,631
Common stock issued by CSC Holdings to Cablevision																																																1,607,119
Common stock, par value (in dollars per share)																																																$ 0.01	$ 0.01
Proceeds from the issuance of common stock																																																869,600
Shares of common stock converted into membership units (in shares)																																																	14,432,750
Dividends [Abstract]
Dividends payable, date declared						2010-02-24			2010-11-03	2010-08-04	2010-05-05	2010-02-24	2009-11-02	2009-07-29	2009-05-06	2009-02-25	2008-11-05	2008-08-15
Common stock, dividends declared per share (in dollars per share)					$ 0.125																	$ 0.125	$ 0.125	$ 0.125	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10				$ 0.125	$ 0.125	$ 0.125	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Dividends payable, date to be paid				Mar. 21, 2011		Mar. 29, 2010			Dec. 06, 2010	Sep. 07, 2010	Jun. 07, 2010	Mar. 29, 2010	Dec. 04, 2009	Sep. 01, 2009	Jun. 09, 2009	Mar. 31, 2009	Dec. 09, 2008	Sep. 18, 2008
Dividends payable, date of record						2010-03-08			2010-11-15	2010-08-16	2010-05-17	2010-03-08	2009-11-13	2009-08-10	2009-05-18	2009-03-09	2008-11-17	2008-08-26
Dividends paid by Cablevision	140,734	123,499	64,854			140,734	123,499	64,854
Maximum dividends to be paid when, and if, restrictions lapse on restricted shares outstanding						7,461
Distributions to Cablevision																																													556,272	790,082	52,076
Amount used to redeem outstanding debt	(196,269)
Repayment of outstanding balance of Cablevision's April 2009 Notes upon maturity		(303,731)
Advances made to Cablevision by CSC Holdings																																															144,559
Reconciliation of denominator of basic and diluted net income per share calculation [Abstract]
Basic weighted average shares outstanding (in shares)	293,165,000	291,759,000	290,286,000
Effect of dilution [Abstract]
Stock options (in shares)	3,181,000	2,483,000
Restricted stock awards (in shares)	5,534,000	4,202,000
Diluted weighted average shares outstanding (in shares)	301,880,000	298,444,000	290,286,000
Antidilutive stock options excluded from diluted weighted average shares outstanding (in shares)	237,000	1,736,000
Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive income (loss), defined benefit pension plans and postretirement benefit plans, net of tax	22,994	(5,126)	(36,856)
Accumulated other comprehensive income (loss), amortization of previously recorded items, net of tax	3,441	9,609	(1,026)
Accumulated other comprehensive income (loss) relating to Madison Square Garden's defined benefit and postretirement plans, net of tax		$ 9,567	$ (985)
Concentration of customer credit risk maximum percentage, consolidated net revenues (in hundredths)	10.00%	10.00%	10.00%
Concentration of customer credit risk maximum percentage, consolidated net trade receivables (in hundredths)	10.00%	10.00%